9. TRANSACTIONS WITH RELATED PARTIES (Details 2) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Trade receivables due from related parties, current		$ 2,581,328	$ 11,379,684
Related Party 1
Disclosure of transactions between related parties [line items]
Name of related party		Viñedos Emiliana S.A.
Nature of relationship		By director
Trade receivables due from related parties, current		$ 57,265	178,005
Related Party 2
Disclosure of transactions between related parties [line items]
Name of related party		Viña Almaviva S.A.
Nature of relationship		Associate
Trade receivables due from related parties, current		$ 275,306	65,795
Related Party 3
Disclosure of transactions between related parties [line items]
Name of related party		Fruticola Viconto S.A.
Nature of relationship		By director
Trade receivables due from related parties, current		$ 1,196	2,391
Related Party 4
Disclosure of transactions between related parties [line items]
Name of related party	[1]	Excelsior Wine Company
Nature of relationship		Associate
Trade receivables due from related parties, current		$ 0	8,642,503
Related Party 5
Disclosure of transactions between related parties [line items]
Name of related party		VCT Japón
Nature of relationship		Associate
Trade receivables due from related parties, current		$ 67,035	53,434
Related Party 6
Disclosure of transactions between related parties [line items]
Name of related party		Escalade Wines & Spirits
Nature of relationship		Associate
Trade receivables due from related parties, current		$ 2,089,772	2,327,988
Related Party 7
Disclosure of transactions between related parties [line items]
Name of related party		Sociedad. Agricola. Santa María Ltda.
Nature of relationship		By manager
Trade receivables due from related parties, current		$ 0	49,869
Related Party 8
Disclosure of transactions between related parties [line items]
Name of related party		Soc. Comercial y Promotora La Uva Ltda.
Nature of relationship		By director
Trade receivables due from related parties, current		$ 0	220
Related Party 9
Disclosure of transactions between related parties [line items]
Name of related party		Beer Garden Bellavista SPA
Nature of relationship		Subsidiary shareholder
Trade receivables due from related parties, current		$ 90,403	314
Related Party 10
Disclosure of transactions between related parties [line items]
Name of related party		Inversiones Galilea
Nature of relationship		Subsidiary shareholder
Trade receivables due from related parties, current		$ 351	$ 59,165

[1]	On July 2, 2018, this company was fully acquired and now is an indirect subsidiary of Vina Concha y Toro S.A.